CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Commercial Mortgage-Backed Securities - Non-Agency 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cayman Islands 0.3%
AREIT Ltd.(a),(b)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.686% Floor 1.687%, Cap 1.687% 05/17/2041	6.783%	195,000	194,999
CONE Trust(a),(b)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2026	6.942%	10,000	10,000
Total			204,999
United States 0.9%
AMSR Trust(a)
Subordinated Series 2022-SFR3 Class D
10/17/2039	4.000%	155,000	149,085
BFLD Mortgage Trust(a),(b)
Series 2024-VICT Class A
1-month Term SOFR + 1.890% Floor 1.890% 07/15/2041	6.987%	15,000	15,000
COMM Mortgage Trust(a),(b)
Series 2024-WCL1 Class A
1-month Term SOFR + 1.841% Floor 1.841% 06/15/2041	6.924%	30,000	29,802
LBA Trust(a),(b)
Series 2024-BOLT Class A
1-month Term SOFR + 1.591% Floor 1.591% 06/15/2026	6.920%	70,000	70,000
New Residential Mortgage Loan Trust(a)
Subordinated CMO Series 2022-SFR2 Class D
09/04/2039	4.000%	155,000	147,545
Pagaya AI Technology in Housing Trust(a)
Series 2022-1 Class D
08/25/2025	4.250%	100,000	97,429
Progress Residential Trust(a)
Subordinated Series 2022-SFR7 Class D
10/27/2039	5.500%	200,000	200,507
Total			709,368
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $893,125)			914,367

Corporate Bonds & Notes 0.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United States 0.8%
Amgen, Inc.
03/02/2033	5.250%		41,000	42,676
AT&T, Inc.
02/15/2034	5.400%		43,000	45,114
Bank of America Corp.(c)
01/23/2035	5.468%		27,000	28,396
Broadcom, Inc.(a)
04/15/2034	3.469%		60,000	54,070
Cheniere Energy Partners LP(a)
08/15/2034	5.750%		38,000	39,631
Citigroup, Inc.(c)
06/11/2035	5.449%		27,000	28,177
Diamondback Energy, Inc.
04/18/2034	5.400%		43,000	43,891
Duke Energy Corp.
06/15/2034	5.450%		38,000	39,685
Goldman Sachs Group, Inc. (The)(c)
07/23/2035	5.330%		30,000	31,087
HCA, Inc.
04/01/2034	5.600%		38,000	39,600
JPMorgan Chase & Co.(c)
07/22/2035	5.294%		35,000	36,514
Morgan Stanley(c)
07/19/2035	5.320%		33,000	34,286
Oracle Corp.
02/06/2033	4.900%		60,000	61,049
Verizon Communications, Inc.
08/10/2033	4.500%		46,000	45,412
Wells Fargo & Co.(c)
01/23/2035	5.499%		27,000	28,309
Total				597,897
Total Corporate Bonds & Notes (Cost $587,953)				597,897

Foreign Government Obligations(d),(e) 2.3%

Belgium 0.3%
Kingdom of Belgium Government Bond(a)
06/22/2054	3.300%	EUR	179,960	196,104
France 0.1%
French Republic Government Bond OAT(a)
05/25/2054	3.000%	EUR	92,960	93,416

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2024 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 0.1%
Japan Government Thirty-Year Bond
03/20/2054	1.800%	JPY	16,650,000	108,545
Mexico 0.5%
Mexican Bonos
03/01/2029	8.500%	MXN	1,000,000	49,525
05/31/2029	8.500%	MXN	2,000,000	99,087
11/23/2034	7.750%	MXN	1,000,000	45,512
Mexico Government International Bond
02/12/2034	3.500%		200,000	170,392
Total				364,516
Supranational 0.4%
European Union(a)
03/04/2053	3.000%	EUR	287,830	302,932
United Kingdom 0.9%
United Kingdom Gilt(a)
07/31/2054	4.375%	GBP	357,500	461,807
12/07/2055	4.250%	GBP	170,000	215,875
Total				677,682
Total Foreign Government Obligations (Cost $1,712,921)				1,743,195

Inflation-Indexed Bonds(d) 91.5%

Australia 1.2%
Australia Government Bond(a)
11/21/2027	0.750%	AUD	193,370	131,831
09/20/2030	2.500%	AUD	267,708	196,512
11/21/2032	0.250%	AUD	134,516	83,469
08/21/2035	2.000%	AUD	195,124	138,887
08/21/2040	1.250%	AUD	148,491	93,483
02/21/2050	1.000%	AUD	140,744	77,198
Australia Government Index-Linked Bond(a)
09/20/2025	3.000%	AUD	290,730	203,929
Total				925,309
Canada 1.7%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	267,627	209,828
12/01/2031	4.000%	CAD	266,079	233,250
12/01/2036	3.000%	CAD	188,869	164,013
12/01/2041	2.000%	CAD	225,911	178,175
12/01/2044	1.500%	CAD	259,416	190,085
12/01/2047	1.250%	CAD	256,382	179,833
12/01/2050	0.500%	CAD	218,267	127,329
12/01/2054	0.250%	CAD	40,621	21,473
Total				1,303,986
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Denmark 0.1%
Denmark I/L Government Bond(a)
11/15/2030	0.100%	DKK	859,217	125,268
France 8.9%
France Government Bond OAT(a)
07/25/2027	1.850%	EUR	739,448	852,518
07/25/2029	3.400%	EUR	343,793	427,774
07/25/2030	0.700%	EUR	504,472	563,040
07/25/2032	3.150%	EUR	458,707	603,124
07/25/2047	0.100%	EUR	395,394	348,443
French Republic Government Bond OAT(a)
03/01/2026	0.100%	EUR	371,569	408,583
03/01/2028	0.100%	EUR	471,294	507,933
03/01/2029	0.100%	EUR	599,183	649,111
07/25/2031	0.100%	EUR	336,132	359,466
03/01/2032	0.100%	EUR	200,676	210,474
07/25/2034	0.600%	EUR	103,624	112,292
03/01/2036	0.100%	EUR	285,858	285,126
07/25/2036	0.100%	EUR	358,730	360,547
07/25/2038	0.100%	EUR	200,377	196,200
03/01/2039	0.550%	EUR	89,453	91,995
07/25/2040	1.800%	EUR	447,957	548,347
07/25/2043	0.950%	EUR	82,087	88,534
07/25/2053	0.100%	EUR	212,164	178,936
Total				6,792,443
Germany 2.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(a)
04/15/2030	0.500%	EUR	648,123	729,167
Deutsche Bundesrepublik Inflation-Linked Bond(a)
04/15/2026	0.100%	EUR	576,694	631,537
04/15/2033	0.100%	EUR	289,471	317,383
04/15/2046	0.100%	EUR	427,792	444,965
Total				2,123,052
Italy 6.2%
Italy Buoni Poliennali Del Tesoro(a)
05/15/2026	0.650%	EUR	191,941	211,546
09/15/2026	3.100%	EUR	426,803	494,883
05/15/2028	1.300%	EUR	649,352	729,676
05/15/2029	1.500%	EUR	156,499	176,599
09/15/2032	1.250%	EUR	488,705	541,877
05/15/2033	0.100%	EUR	426,725	422,343
09/15/2035	2.350%	EUR	466,076	561,439
05/15/2036	1.800%	EUR	142,446	159,438
05/15/2039	2.400%	EUR	83,025	97,807
09/15/2041	2.550%	EUR	573,909	697,832
05/15/2051	0.150%	EUR	186,919	136,358
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	444,274	472,773
Total				4,702,571
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2024 (Unaudited)
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 2.2%
Japanese Government CPI-Linked Bond
03/10/2026	0.100%	JPY	42,844,512	302,985
03/10/2027	0.100%	JPY	35,992,125	258,231
03/10/2028	0.100%	JPY	33,036,556	237,669
03/10/2029	0.100%	JPY	35,424,350	256,081
03/10/2030	0.200%	JPY	14,058,850	97,117
03/10/2031	0.005%	JPY	17,928,644	131,351
03/10/2032	0.005%	JPY	28,655,245	208,782
03/10/2033	0.005%	JPY	21,190,296	153,209
03/10/2034	0.005%	JPY	8,130,320	58,535
Total				1,703,960
New Zealand 0.4%
New Zealand Government Inflation-Linked Bond(a)
09/20/2030	3.000%	NZD	119,183	79,009
09/20/2035	2.500%	NZD	206,024	130,675
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	190,985	117,380
Total				327,064
Spain 2.7%
Spain Government Inflation-Linked Bond(a)
11/30/2027	0.650%	EUR	495,132	550,481
11/30/2030	1.000%	EUR	527,486	595,951
11/30/2033	0.700%	EUR	603,959	657,598
11/30/2036	1.150%	EUR	86,346	95,935
11/30/2039	2.050%	EUR	111,239	135,862
Total				2,035,827
Sweden 0.5%
Sweden Inflation-Linked Bond
12/01/2028	3.500%	SEK	2,038,801	224,558
Sweden Inflation-Linked Bond(a)
06/01/2030	0.125%	SEK	445,460	42,899
06/01/2032	0.125%	SEK	796,923	76,540
06/01/2039	0.125%	SEK	304,852	28,220
Total				372,217
United Kingdom 20.4%
United Kingdom Gilt Inflation-Linked Bond(a)
03/22/2026	0.125%	GBP	540,191	716,645
11/22/2027	1.250%	GBP	658,924	910,907
08/10/2028	0.125%	GBP	582,847	778,526
03/22/2029	0.125%	GBP	612,049	813,843
07/22/2030	4.125%	GBP	323,791	530,991
08/10/2031	0.125%	GBP	237,566	314,686
11/22/2032	1.250%	GBP	89,231	127,313
03/22/2034	0.750%	GBP	567,327	770,747
01/26/2035	2.000%	GBP	471,912	715,910
11/22/2036	0.125%	GBP	208,638	259,298
11/22/2037	1.125%	GBP	603,543	838,301
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
03/22/2039	0.125%	GBP	378,717	448,096
03/22/2040	0.625%	GBP	563,740	711,655
08/10/2041	0.125%	GBP	401,261	460,082
11/22/2042	0.625%	GBP	574,506	707,767
03/22/2044	0.125%	GBP	631,388	684,000
03/22/2046	0.125%	GBP	456,961	479,133
11/22/2047	0.750%	GBP	501,872	600,131
08/10/2048	0.125%	GBP	380,740	385,105
03/22/2050	0.500%	GBP	485,456	531,120
03/22/2051	0.125%	GBP	349,145	338,925
03/22/2052	0.250%	GBP	456,259	456,151
11/22/2055	1.250%	GBP	447,581	586,141
11/22/2056	0.125%	GBP	222,070	204,919
03/22/2058	0.125%	GBP	374,042	341,745
03/22/2062	0.375%	GBP	484,726	475,554
11/22/2065	0.125%	GBP	287,165	246,254
03/22/2068	0.125%	GBP	427,809	361,031
03/22/2073	0.125%	GBP	150,817	132,876
United Kingdom Inflation-Linked Gilt(a)
11/22/2033	0.750%	GBP	213,405	291,202
03/22/2045	0.625%	GBP	127,769	151,008
11/22/2054	1.250%	GBP	112,592	146,464
Total				15,516,526
United States 44.4%
U.S. Treasury Inflation-Indexed Bond
10/15/2025	0.125%		412,162	404,160
01/15/2026	0.625%		589,073	577,844
01/15/2026	2.000%		760,685	759,288
04/15/2026	0.125%		707,640	687,765
07/15/2026	0.125%		414,662	404,263
01/15/2027	0.375%		1,004,455	976,205
01/15/2027	2.375%		655,082	665,907
04/15/2027	0.125%		991,478	954,336
07/15/2027	0.375%		1,067,247	1,037,814
10/15/2027	1.625%		743,274	748,268
01/15/2028	0.500%		1,197,257	1,159,609
01/15/2028	1.750%		563,029	567,669
04/15/2028	1.250%		1,006,694	997,296
04/15/2028	3.625%		799,284	856,670
07/15/2028	0.750%		913,481	893,498
01/15/2029	0.875%		205,539	200,738
01/15/2029	2.500%		523,745	546,433
04/15/2029	2.125%		1,083,020	1,113,522
04/15/2029	3.875%		889,703	982,184
07/15/2029	0.250%		996,025	945,367
01/15/2030	0.125%		1,057,497	986,942
07/15/2030	0.125%		1,294,274	1,203,928
01/15/2031	0.125%		1,262,673	1,160,772
07/15/2031	0.125%		1,179,438	1,079,462
01/15/2032	0.125%		1,378,648	1,246,546
04/15/2032	3.375%		178,978	202,273
07/15/2032	0.625%		1,217,891	1,140,631
01/15/2033	1.125%		1,198,492	1,156,638
07/15/2033	1.375%		1,128,880	1,113,094
01/15/2034	1.750%		1,211,540	1,225,832

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2024 (Unaudited)
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/15/2034	1.875%	746,795	765,290
02/15/2040	2.125%	499,154	520,856
02/15/2041	2.125%	804,334	841,785
02/15/2042	0.750%	715,493	596,934
02/15/2043	0.625%	711,407	571,460
02/15/2044	1.375%	742,291	677,341
02/15/2045	0.750%	714,616	571,692
02/15/2046	1.000%	597,366	498,054
02/15/2047	0.875%	566,814	455,134
02/15/2048	1.000%	548,474	450,820
02/15/2049	1.000%	106,248	86,754
02/15/2050	0.250%	446,556	296,611
02/15/2051	0.125%	495,337	312,991
02/15/2052	0.125%	523,939	326,091
02/15/2053	1.500%	486,749	440,394
02/15/2054	2.125%	374,081	389,439
Total			33,796,600
Total Inflation-Indexed Bonds (Cost $77,171,023)			69,724,823

Residential Mortgage-Backed Securities - Agency 1.1%

United States 1.1%
Federal Home Loan Mortgage Corp.
06/01/2053	5.000%	555,627	555,616
Federal National Mortgage Association
02/01/2054	5.500%	248,538	251,458
Total			807,074
Total Residential Mortgage-Backed Securities - Agency (Cost $790,034)			807,074

Residential Mortgage-Backed Securities - Non-Agency 0.9%

United States 0.9%
CSMC Trust(a),(f)
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	230,690	236,650
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2021-3 Class A1
09/25/2066	1.241%	119,161	99,647
PRKCM Trust(a),(f)
CMO Series 2022-AFC2 Class A1
08/25/2057	5.335%	81,178	80,968
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SG Residential Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
07/25/2061	1.160%	137,337	113,355
CMO Series 2022-2 Class A1
08/25/2062	5.353%	83,068	83,187
Verus Securitization Trust(a),(f)
CMO Series 2022-7 Class A1
07/25/2067	5.350%	93,013	92,827
Total			706,634
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $684,210)			706,634

U.S. Treasury Obligations 1.6%

United States 1.6%
U.S. Treasury
05/15/2044	4.625%	763,200	809,111
02/15/2049	3.000%	470,000	380,480
Total			1,189,591
Total U.S. Treasury Obligations (Cost $1,164,454)			1,189,591

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $9,339)	45,125

Put Option Contracts Purchased 0.0%

(Cost $27,884)	14,547

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(g),(h)	18,755	18,753
Total Money Market Funds (Cost $18,753)		18,753
Total Investments in Securities (Cost $83,059,696)		75,762,006
Other Assets & Liabilities, Net		397,196
Net Assets		$76,159,202
At September 30, 2024, securities and/or cash totaling $400,471 were pledged as collateral.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2024 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,779,000 CAD	1,320,999 USD	Citi	10/02/2024	5,608	—
828,000 DKK	123,006 USD	Citi	10/02/2024	—	(639)
12,781,000 GBP	16,830,863 USD	Citi	10/02/2024	—	(256,695)
6,844,000 JPY	47,849 USD	Citi	10/02/2024	230	—
2,415,491 JPY	16,660 USD	Citi	10/02/2024	—	(146)
512,000 NZD	321,333 USD	Citi	10/02/2024	—	(3,940)
3,816,000 SEK	374,147 USD	Citi	10/02/2024	—	(1,597)
919,117 USD	1,334,000 AUD	Citi	10/02/2024	3,144	—
20,657 USD	28,000 CAD	Citi	10/02/2024	46	—
160,957 USD	145,652 EUR	Citi	10/02/2024	1,176	—
337,633 USD	257,000 GBP	Citi	10/02/2024	5,963	—
98,249 USD	14,035,000 JPY	Citi	10/02/2024	—	(598)
321,677 USD	509,000 NZD	Citi	10/02/2024	1,691	—
377,475 USD	3,816,000 SEK	Citi	10/02/2024	—	(1,731)
1,334,000 AUD	919,575 USD	Citi	11/04/2024	—	(3,183)
509,000 NZD	321,705 USD	Citi	11/04/2024	—	(1,698)
3,816,000 SEK	378,072 USD	Citi	11/04/2024	1,684	—
1,583,051 MXN	81,459 USD	Citi	12/18/2024	2,028	—
82,741 USD	1,616,259 MXN	Citi	12/18/2024	—	(1,645)
1,338,422 AUD	912,926 USD	Deutsche Bank	10/02/2024	—	(12,392)
14,789,000 EUR	16,394,325 USD	Deutsche Bank	10/02/2024	—	(68,050)
48,856 GBP	64,222 USD	Deutsche Bank	10/02/2024	—	(1,096)
268,300,000 JPY	1,863,294 USD	Deutsche Bank	10/02/2024	—	(3,465)
1,299,536 USD	1,751,000 CAD	Deutsche Bank	10/02/2024	—	(4,849)
123,973 USD	828,000 DKK	Deutsche Bank	10/02/2024	—	(327)
236,528 USD	213,674 EUR	Deutsche Bank	10/02/2024	1,323	—
16,084,716 USD	14,387,000 EUR	Deutsche Bank	10/02/2024	—	(69,827)
110,759 USD	84,251 GBP	Deutsche Bank	10/02/2024	1,881	—
16,420,768 USD	12,262,000 GBP	Deutsche Bank	10/02/2024	—	(27,087)
1,844,086 USD	263,417,000 JPY	Deutsche Bank	10/02/2024	—	(11,301)
16,794 AUD	11,656 USD	Deutsche Bank	11/04/2024	40	—
1,777,223 CAD	1,320,009 USD	Deutsche Bank	11/04/2024	4,859	—
828,000 DKK	124,188 USD	Deutsche Bank	11/04/2024	311	—
14,611,481 EUR	16,357,365 USD	Deutsche Bank	11/04/2024	68,501	—
12,262,000 GBP	16,420,129 USD	Deutsche Bank	11/04/2024	26,816	—
8,962 NZD	5,703 USD	Deutsche Bank	11/04/2024	8	—
126,328 USD	94,424 GBP	Deutsche Bank	11/04/2024	—	(90)
263,417,000 JPY	1,852,593 USD	Deutsche Bank	11/05/2024	10,464	—
8,940 USD	1,272,895 JPY	Deutsche Bank	11/05/2024	—	(39)
466,307 MXN	23,836 USD	Deutsche Bank	12/18/2024	438	—
Total				136,211	(470,395)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	3	12/2024	AUD	349,189	—	(2,922)
Euro-Bobl	1	12/2024	EUR	120,050	876	—
Euro-Bobl	1	12/2024	EUR	120,050	—	(11)
Euro-Bund	3	12/2024	EUR	404,760	—	(205)
Long Gilt	9	12/2024	GBP	885,870	—	(10,450)
U.S. Treasury 2-Year Note	3	12/2024	USD	624,727	—	(1,132)
U.S. Treasury 5-Year Note	9	12/2024	USD	988,945	1,533	—
Total					2,409	(14,720)

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2024 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(12)	03/2026	USD	(2,910,000)	2,309	—
Euro-Buxl 30-Year	(2)	12/2024	EUR	(272,560)	—	(346)
U.S. Long Bond	(1)	12/2024	USD	(124,188)	529	—
U.S. Treasury 10-Year Note	(3)	12/2024	USD	(342,844)	—	(1,443)
U.S. Treasury Ultra 10-Year Note	(6)	12/2024	USD	(709,781)	9,464	—
U.S. Treasury Ultra 10-Year Note	(8)	12/2024	USD	(946,375)	—	(890)
U.S. Treasury Ultra Bond	(3)	12/2024	USD	(399,281)	1,440	—
Total					13,742	(2,679)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
3-Month SOFR	UBS	USD	4,558,100	19	95.25	11/15/2024	6,688	33,725
3-Month SOFR	UBS	USD	4,558,100	19	95.75	11/15/2024	2,651	11,400
Total							9,339	45,125

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	449,000	449,000	4.43	10/17/2024	7,236	—
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	224,500	224,500	4.43	10/17/2024	3,384	—
1-Year SOFR Mid-Curve	UBS	USD	15,277,500	63	96.94	10/11/2024	13,282	13,782
30-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	194,000	194,000	3.93	12/18/2024	3,982	765
Total							27,884	14,547

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(220,000)	(220,000)	2.76	3/28/2025	(1,777)	(1,575)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(222,000)	(222,000)	2.76	4/02/2025	(1,829)	(1,829)
3-Month SOFR	UBS	USD	(9,116,200)	(38)	95.50	11/15/2024	(7,524)	(44,175)
Total							(11,130)	(47,579)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(220,000)	(220,000)	3.76	03/28/2025	(1,908)	(2,064)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(222,000)	(222,000)	3.76	04/02/2025	(1,912)	(1,912)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(3,769,000)	(3,769,000)	5.10	10/17/2024	(6,579)	—
1-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(1,884,500)	(1,884,500)	5.10	10/17/2024	(3,164)	—
1-Year SOFR Mid-Curve	UBS	USD	(13,822,500)	(57)	96.56	10/11/2024	(1,317)	(1,069)
Total							(14,880)	(5,045)

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2024 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.192%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/27/2025	USD	375,000	930	—	—	930	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.219%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/30/2026	USD	390,000	1,250	—	—	1,250	—
TONA	Fixed rate of 0.270%	Receives Annually, Pays Annually	Goldman Sachs	03/11/2026	JPY	61,640,000	484	—	—	484	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.481%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/20/2026	USD	405,000	(714)	—	—	—	(714)
TONA	Fixed rate of 0.408%	Receives Annually, Pays Annually	Goldman Sachs	05/21/2026	JPY	60,225,000	(260)	—	—	—	(260)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.299%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/17/2026	USD	1,150,000	(4,393)	—	—	—	(4,393)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.452%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/02/2026	USD	415,000	(2,759)	—	—	—	(2,759)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.053%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/09/2026	USD	395,000	1,005	—	—	1,005	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.210%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/27/2026	USD	220,000	113	—	—	113	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.176%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/07/2028	USD	1,180,000	5,783	—	—	5,783	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.275%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/28/2028	USD	115,000	248	—	—	248	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.547%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/03/2028	USD	775,000	(3,372)	—	—	—	(3,372)
Fixed rate of 3.750%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	GBP	235,000	591	—	—	591	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.869%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	EUR	360,000	(1,987)	—	—	—	(1,987)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.929%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	EUR	285,000	(2,118)	—	—	—	(2,118)
UK Retail Price Index All Items Monthly	Fixed rate of 3.690%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	115,000	209	—	—	209	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.790%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2033	GBP	710,000	(10,282)	—	—	—	(10,282)
Fixed rate of 0.853%	TONA	Receives Annually, Pays Annually	Goldman Sachs	03/11/2034	JPY	12,940,000	445	—	—	445	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.670%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2034	GBP	275,000	(5,664)	—	—	—	(5,664)
Fixed rate of 0.990%	TONA	Receives Annually, Pays Annually	Goldman Sachs	05/21/2034	JPY	12,675,000	1,374	—	—	1,374	—
Fixed rate of 3.450%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2034	GBP	115,000	(418)	—	—	—	(418)
SOFR	Fixed rate of 3.838%	Receives Annually, Pays Annually	Goldman Sachs	10/01/2034	USD	119,000	(3,317)	—	—	—	(3,317)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.550%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/07/2049	USD	105,000	(3,529)	—	—	—	(3,529)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.468%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2049	USD	105,000	(1,956)	—	—	—	(1,956)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.310%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/23/2049	USD	100,000	1,249	—	—	1,249	—

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of 2.490%	Receives SemiAnnually, Pays Annually	Goldman Sachs	02/19/2054	EUR	90,090	(5,407)	—	—	—	(5,407)
6-Month EURIBOR	Fixed rate of 2.506%	Receives SemiAnnually, Pays Annually	Goldman Sachs	02/20/2054	EUR	90,090	(5,752)	—	—	—	(5,752)
6-Month EURIBOR	Fixed rate of 2.513%	Receives SemiAnnually, Pays Annually	Goldman Sachs	02/20/2054	EUR	126,000	(8,273)	—	—	—	(8,273)
6-Month EURIBOR	Fixed rate of 2.511%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/01/2054	EUR	45,000	(2,956)	—	—	—	(2,956)
6-Month EURIBOR	Fixed rate of 2.456%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/22/2054	EUR	19,000	(1,021)	—	—	—	(1,021)
6-Month EURIBOR	Fixed rate of 2.543%	Receives SemiAnnually, Pays Annually	Goldman Sachs	04/22/2054	EUR	73,000	(3,841)	—	—	—	(3,841)
6-Month EURIBOR	Fixed rate of 2.429%	Receives SemiAnnually, Pays Annually	Goldman Sachs	06/19/2054	EUR	17,000	(522)	—	—	—	(522)
6-Month EURIBOR	Fixed rate of 2.429%	Receives SemiAnnually, Pays Annually	Goldman Sachs	06/20/2054	EUR	16,000	(493)	—	—	—	(493)
Fixed rate of 2.441%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/24/2054	EUR	11,000	373	—	—	373	—
6-Month EURIBOR	Fixed rate of 2.250%	Receives SemiAnnually, Pays Annually	Goldman Sachs	07/11/2054	EUR	32,000	179	—	—	179	—
6-Month EURIBOR	Fixed rate of 2.276%	Receives SemiAnnually, Pays Annually	Goldman Sachs	07/11/2054	EUR	16,000	20	—	—	20	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.302%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/10/2054	USD	42,500	789	—	—	789	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.306%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/10/2054	USD	42,496	751	—	—	751	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.283%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/11/2054	USD	42,502	969	—	—	969	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.288%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/11/2054	USD	42,502	924	—	—	924	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.111%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2054	GBP	110,000	2,318	—	—	2,318	—
Fixed rate of 3.100%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2054	GBP	118,000	(2,736)	—	—	—	(2,736)
Total							(51,766)	—	—	20,004	(71,770)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
6-Month EURIBOR	Euro Interbank Offered Rate	3.105%
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	1.900%
SOFR	Secured Overnight Financing Rate	4.840%
TONA	Tokyo Overnight Average Rate	0.226%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	1.700%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	2.970%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $35,090,402, which represents 46.08% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(g)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	76,094	11,494,155	(11,551,491)	(5)	18,753	234	9,465	18,755
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

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